CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 5,913	$ 5,139
Other financial assets	5,589	4,800
Accounts receivable and other	12,656	11,973
Inventory	6,560	6,311
Assets classified as held for sale	2,443	1,605
Equity accounted investments	30,025	31,994
Investment properties	58,437	56,870
Property, plant and equipment	55,698	53,005
Intangible assets	13,423	14,242
Goodwill	6,276	5,317
Deferred income tax assets	2,148	1,464
Total Assets	199,168	192,720
Liabilities and Equity
Accounts payable and other	18,330	17,965
Liabilities associated with assets classified as held for sale	1,502	1,424
Corporate borrowings	6,424	5,659
Property-specific borrowings	70,638	63,721
Subsidiary borrowings	8,107	9,009
Deferred income tax liabilities	11,103	11,409
Subsidiary equity obligations	3,894	3,661
Equity [abstract]
Equity	79,170	79,872
Total Liabilities and Equity	199,168	192,720
Non-controlling interests
Equity [abstract]
Non-controlling interests	50,597	51,628
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,192	4,192
Common shares | Common equity
Equity [abstract]
Equity	$ 24,381	$ 24,052